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                                VAN KAMPEN FUNDS
                      SUPPLEMENT DATED MAY 3, 1999 TO THE

                      PROSPECTUS DATED SEPTEMBER 15, 1998
                            VAN KAMPEN RESERVE FUND

                      PROSPECTUS DATED SEPTEMBER 30, 1998
                              VAN KAMPEN PACE FUND
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                            VAN KAMPEN UTILITY FUND
                         VAN KAMPEN TAX FREE MONEY FUND

                      PROSPECTUS DATED SEPTEMBER 30, 1998,
                         AS PREVIOUSLY SUPPLEMENTED ON
                                FEBRUARY 2, 1999
                             VAN KAMPEN GROWTH FUND
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND
                       PROSPECTUS DATED OCTOBER 28, 1998
                    VAN KAMPEN SHORT-TERM GLOBAL INCOME FUND
                        VAN KAMPEN STRATEGIC INCOME FUND
                           VAN KAMPEN HIGH YIELD FUND

                       PROSPECTUS DATED DECEMBER 29, 1998
                         VAN KAMPEN CORPORATE BOND FUND
                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

                      PROSPECTUS DATED DECEMBER 29, 1998,
                           AS PREVIOUSLY SUPPLEMENTED
                    ON FEBRUARY 22, 1999 AND APRIL 26, 1999
                        VAN KAMPEN EMERGING GROWTH FUND

                       PROSPECTUS DATED JANUARY 28, 1999
                  VAN KAMPEN U.S. GOVERNMENT TRUST FOR INCOME
                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                      VAN KAMPEN TAX FREE HIGH INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
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               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

      PROSPECTUS DATED JANUARY 28, 1999 AS SUPPLEMENTED ON APRIL 16, 1999
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND

                        PROSPECTUS DATED MARCH 30, 1999
                       VAN KAMPEN GROWTH AND INCOME FUND
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                        PROSPECTUS DATED APRIL 30, 1999
                        VAN KAMPEN U.S. GOVERNMENT FUND
                            VAN KAMPEN COMSTOCK FUND
                         VAN KAMPEN EQUITY INCOME FUND
                     VAN KAMPEN GLOBAL MANAGED ASSETS FUND
                             VAN KAMPEN HARBOR FUND
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
                           VAN KAMPEN ENTERPRISE FUND
                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

PURCHASE OF SHARES

     Effective May 3, 1999, the initial investment must be at lease $1,000 for each class of shares, and subsequent investments must be at least $25 for each class of shares.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE